Short Term Bank Loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Collateralized bank loans	$ 16,144,892	$ 7,766,057
Guaranteed bank loans	716,723	11,854,528
Total	$ 16,861,615	$ 19,620,585